COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details)	1 Months Ended			1 Months Ended			12 Months Ended
	May 31, 2009 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	Dec. 31, 2011 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	Jun. 13, 2009 Financial Standby Letter of Credit [Member] JITCL Loan Agreement [Member] CNY	Feb. 28, 2013 Case Against Wuxi Zhongcai [Member] CNY	Jul. 31, 2008 Case Against Wuxi Zhongcai [Member] CNY	Aug. 24, 2013 Case With COGIP S.p.A [Member] EUR (€)	Dec. 31, 2012 Case With COGIP S.p.A [Member] EUR (€)
Contingencies [Line Items]
Amount of claim				2,700,000			€ 20,400,000
Amount of claim against party				93,200,000			23,310,000
Settlement proceeds received						14,000,000
Payment for long-term purchase agreement deposit					95,600,000
Liquidated damages claimed, interest rate per week							0.50%
Provision for doubtful accounts receivable				93,200,000
Guarantor Obligations [Line Items]
Line of credit, maximum borrowing capacity			100,000,000
Line of credit, amount outstanding
Amount of guarantee	50,000,000
Term of guarantee	3 years
Guarantee liabilities		1,500,000